Quarterly Data (Unaudited) Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data (Unaudited)
QUARTERLY DATA (Unaudited)

Condensed consolidated quarterly financial information is as follows:

	March 31(a)	June 30(a)	September 30(a)	December 31(a)
	(millions, except per unit amounts)
2014
Operating revenues(b)	$71	$99	$97	$81
Operating income(b)	$34	$54	$53	$31
Net income(b)	$7	$23	$26	$(3)
Net income attributable to NEP(b)	n/a	n/a	$3	$—
Earnings per unit - basic and assuming dilution(b)	n/a	n/a	$0.17	$(0.01)
Distributions per unit	n/a	n/a	$—	$0.1875
High-low common unit sales prices	n/a	$33.90 - $31.32	$37.99 - $31.90	$38.81 - $28.95
2013
Operating revenues(b)	$42	$43	$37	$57
Operating income(b)	$17	$21	$9	$25
Net income(b)	$2	$13	$(3)	$8
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(a)
In the opinion of NEP, all adjustments, which consist of normal recurring accruals necessary to present a fair statement of the amounts shown for such periods, have been made. Results of operations for an interim period generally will not give a true indication of results for the year. Variations in operations reported on a quarterly basis primarily reflect the seasonal nature of NEP's business.

(b)	The sum of the quarterly amounts may not equal the total for the year due to rounding.